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New England Life Insurance Company
One Financial Center, 21st Floor
Boston, MA 02111


May 2, 2019


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:   New England Life Insurance Company
      New England Variable Annuity Separate Account
      American Forerunner Series
      File Nos. 333-51676/811-08828
      Rule 497(j) Certification

Members of the Commission:

On behalf of New England Life Insurance Company (the "Company") and New England Variable Annuity Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus and Statement of Additional Information ("SAI"), each dated April 29, 2019, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 30 for the Account filed electronically with the Commission on April 26, 2019.

If you have any questions, please contact me at (980) 949-5116.

Sincerely,

/s/ Matthew Ravech

Matthew Ravech
Assistant General Counsel
New England Life Insurance Company